Consolidating Financial Information - Convertible Senior Subordinated Notes (Balance Sheet) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets
Cash and cash equivalents	$ 378.1	$ 321.9	$ 57.7	$ 102.7
Restricted cash	0.0	2.8
Accounts receivable, net	946.0	908.1
Program rights	253.2	261.7
Other current assets	195.8	195.9
Total current assets	1,773.1	1,690.4
Investment in films and television programs and program rights, net	1,692.0	1,729.5
Property and equipment, net	161.7	165.5
Investments	164.9	371.5
Intangible assets	1,937.7	2,046.7
Goodwill	2,740.8	2,700.5	534.8
Other assets	458.6	472.8
Deferred tax assets	38.8	20.0
Total assets	8,967.6	9,196.9
Liabilities and Shareholders' Equity (Deficiency)
Accounts payable and accrued liabilities	447.7	573.0
Participations and residuals	504.5	514.9
Film obligations and production loans	327.9	367.2
Debt - short term portion	79.1	77.9
Dissenting shareholders' liability	869.3	0.0
Deferred revenue	183.9	156.9
Total current liabilities	2,412.4	1,689.9
Debt	2,478.3	3,047.0
Participations and residuals	438.3	359.7
Film obligations and production loans	171.3	116.0
Other liabilities	46.4	50.3
Dissenting shareholders' liability	0.0	812.9
Deferred revenue	70.3	72.7
Deferred tax liabilities	91.9	440.2
Redeemable noncontrolling interest	101.8	93.8
Shareholders' equity (deficiency)	3,156.9	2,514.4	850.3	842.3
Total liabilities and equity	8,967.6	9,196.9
Convertible Senior Subordinated Notes
Assets
Cash and cash equivalents	378.1	321.9	57.7	102.7
Restricted cash	0.0	2.8
Accounts receivable, net	946.0	908.1
Program rights	253.2	261.7
Other current assets	195.8	195.9
Total current assets	1,773.1	1,690.4
Investment in films and television programs and program rights, net	1,692.0	1,729.5
Property and equipment, net	161.7	165.5
Investments	164.9	371.5
Intangible assets	1,937.7	2,046.7
Goodwill	2,740.8	2,700.5
Other assets	458.6	472.8
Deferred tax assets	38.8	20.0
Subsidiary investments and advances	0.0	0.0
Total assets	8,967.6	9,196.9
Liabilities and Shareholders' Equity (Deficiency)
Accounts payable and accrued liabilities	447.7	573.0
Participations and residuals	504.5	514.9
Film obligations and production loans	327.9	367.2
Debt - short term portion	79.1	77.9
Dissenting shareholders' liability	869.3
Deferred revenue	183.9	156.9
Total current liabilities	2,412.4	1,689.9
Debt	2,478.3	3,047.0
Participations and residuals	438.3	359.7
Film obligations and production loans	171.3	116.0
Other liabilities	46.4	50.3
Dissenting shareholders' liability		812.9
Deferred revenue	70.3	72.7
Deferred tax liabilities	91.9	440.2
Intercompany payable	0.0	0.0
Redeemable noncontrolling interest	101.8	93.8
Shareholders' equity (deficiency)	3,156.9	2,514.4
Total liabilities and equity	8,967.6	9,196.9
Consolidating Adjustments | Convertible Senior Subordinated Notes
Assets
Cash and cash equivalents	0.0	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable, net	0.0	0.0
Program rights	0.0	0.0
Other current assets	(4.3)	(4.8)
Total current assets	(4.3)	(4.8)
Investment in films and television programs and program rights, net	0.0	0.0
Property and equipment, net	0.0	0.0
Investments	0.0	0.0
Intangible assets	0.0	0.0
Goodwill	0.0	0.0
Other assets	0.0	0.0
Deferred tax assets	(371.3)	(290.8)
Subsidiary investments and advances	(13,494.8)	(12,603.0)
Total assets	(13,870.4)	(12,898.6)
Liabilities and Shareholders' Equity (Deficiency)
Accounts payable and accrued liabilities	0.0	0.0
Participations and residuals	0.0	0.0
Film obligations and production loans	0.0	0.0
Debt - short term portion	0.0	0.0
Dissenting shareholders' liability	0.0
Deferred revenue	0.0	0.0
Total current liabilities	0.0	0.0
Debt	(74.8)	0.0
Participations and residuals	0.0	0.0
Film obligations and production loans	(2.0)	0.0
Other liabilities	0.0	0.0
Dissenting shareholders' liability		0.0
Deferred revenue	(0.2)	0.0
Deferred tax liabilities	(371.3)	(290.8)
Intercompany payable	(3,233.8)	(6,958.3)
Redeemable noncontrolling interest	0.0	0.0
Shareholders' equity (deficiency)	(10,188.3)	(5,649.5)
Total liabilities and equity	(13,870.4)	(12,898.6)
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Lions Gate Entertainment Corp.
Assets
Cash and cash equivalents	2.1	15.1	0.6	3.5
Restricted cash	0.0	0.0
Accounts receivable, net	0.5	0.6
Program rights	0.0	0.0
Other current assets	2.0	0.0
Total current assets	4.6	15.7
Investment in films and television programs and program rights, net	0.0	0.0
Property and equipment, net	0.0	0.0
Investments	30.1	40.1
Intangible assets	0.0	0.0
Goodwill	10.2	10.2
Other assets	0.0	0.0
Deferred tax assets	38.2	20.0
Subsidiary investments and advances	3,114.8	5,451.0
Total assets	3,197.9	5,537.0
Liabilities and Shareholders' Equity (Deficiency)
Accounts payable and accrued liabilities	33.5	24.1
Participations and residuals	0.0	0.0
Film obligations and production loans	0.0	0.0
Debt - short term portion	0.0	70.0
Dissenting shareholders' liability	0.0
Deferred revenue	0.0	0.0
Total current liabilities	33.5	94.1
Debt	7.7	2,928.6
Participations and residuals	0.0	0.0
Film obligations and production loans	0.0	0.0
Other liabilities	0.0	0.0
Dissenting shareholders' liability		0.0
Deferred revenue	0.0	0.0
Deferred tax liabilities	0.0	0.0
Intercompany payable	0.0	0.0
Redeemable noncontrolling interest	0.0	0.0
Shareholders' equity (deficiency)	3,156.7	2,514.3
Total liabilities and equity	3,197.9	5,537.0
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Lions Gate Entertainment Inc.
Assets
Cash and cash equivalents	247.7	160.6	28.1	47.3
Restricted cash	0.0	2.8
Accounts receivable, net	14.5	1.7
Program rights	0.0	0.0
Other current assets	19.9	21.0
Total current assets	282.1	186.1
Investment in films and television programs and program rights, net	7.3	6.5
Property and equipment, net	37.4	36.3
Investments	23.8	18.0
Intangible assets	0.0	0.0
Goodwill	0.0	0.0
Other assets	17.1	17.1
Deferred tax assets	371.3	290.8
Subsidiary investments and advances	1,633.6	1,413.3
Total assets	2,372.6	1,968.1
Liabilities and Shareholders' Equity (Deficiency)
Accounts payable and accrued liabilities	76.9	75.3
Participations and residuals	3.5	3.5
Film obligations and production loans	0.0	0.0
Debt - short term portion	60.2	0.0
Dissenting shareholders' liability	0.0
Deferred revenue	1.5	2.4
Total current liabilities	142.1	81.2
Debt	0.0	53.7
Participations and residuals	0.0	0.0
Film obligations and production loans	0.0	0.0
Other liabilities	0.0	0.0
Dissenting shareholders' liability		0.0
Deferred revenue	0.0	0.0
Deferred tax liabilities	0.0	0.0
Intercompany payable	2,051.9	2,314.6
Redeemable noncontrolling interest	0.0	0.0
Shareholders' equity (deficiency)	178.6	(481.4)
Total liabilities and equity	2,372.6	1,968.1
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Non-guarantor Subsidiaries
Assets
Cash and cash equivalents	128.3	146.2	$ 29.0	$ 51.9
Restricted cash	0.0	0.0
Accounts receivable, net	931.0	905.8
Program rights	253.2	261.7
Other current assets	178.2	179.7
Total current assets	1,490.7	1,493.4
Investment in films and television programs and program rights, net	1,684.7	1,723.0
Property and equipment, net	124.3	129.2
Investments	111.0	313.4
Intangible assets	1,937.7	2,046.7
Goodwill	2,730.6	2,690.3
Other assets	441.5	455.7
Deferred tax assets	0.6	0.0
Subsidiary investments and advances	8,746.4	5,738.7
Total assets	17,267.5	14,590.4
Liabilities and Shareholders' Equity (Deficiency)
Accounts payable and accrued liabilities	337.3	473.6
Participations and residuals	501.0	511.4
Film obligations and production loans	327.9	367.2
Debt - short term portion	18.9	7.9
Dissenting shareholders' liability	869.3
Deferred revenue	182.4	154.5
Total current liabilities	2,236.8	1,514.6
Debt	2,545.4	64.7
Participations and residuals	438.3	359.7
Film obligations and production loans	173.3	116.0
Other liabilities	46.4	50.3
Dissenting shareholders' liability		812.9
Deferred revenue	70.5	72.7
Deferred tax liabilities	463.2	731.0
Intercompany payable	1,181.9	4,643.7
Redeemable noncontrolling interest	101.8	93.8
Shareholders' equity (deficiency)	10,009.9	6,131.0
Total liabilities and equity	$ 17,267.5	$ 14,590.4